Prepayments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Prepayments

	As of December 31,
	2018	2017
	(Thousands of yen)
Prepaid lease expenses	874,783	629,497
Others	2,239	923

Total	877,022	630,420

Total current	454,276	300,277
Total non-current	422,746	330,143

Total	877,022	630,420

Short and long-term prepaid lease expenses include rents paid in advance and the difference between the amount paid and the amount initially recognized in respect of lease deposits receivable as described in Note 2.3.